Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Change in Shares of Paid-in Capital in the Beginnining and End of the Period

The breakdown and change in shares of paid-in capital in the beginning and end of the period are shown below:

	12/31/2018
	Number			Amount
	Common	Preferred	Total
Residents in Brazil at 12/31/2017	3,299,073,506	1,116,291,341	4,415,364,847	65,482
Residents abroad at 12/31/2017	20,877,606	2,114,271,985	2,135,149,591	31,666

Shares of capital stock at 12/31/2017	3,319,951,112	3,230,563,326	6,550,514,438	97,148
Stock Split – ESM of 07/27/2018 – Approved on 10/31/2018	1,652,763,453	1,615,281,663	3,268,045,116	0
(-) Cancellation of Shares – Meeting of the Board of Directors 02/22/2018	(14,424,206)	0	(14,424,206)	0
Shares of capital stock at 12/31/2018	4,958,290,359	4,845,844,989	9,804,135,348	97,148

Residents in Brazil at 12/31/2018	4,928,076,320	1,609,055,166	6,537,131,486	64,776
Residents abroad at 12/31/2018	30,214,039	3,236,789,823	3,267,003,862	32,372
Treasury shares at 12/31/2017(1)	14,424,206	71,459,714	85,883,920	(2,743)
Purchase of shares	0	13,100,000	13,100,000	(510)
(-) Cancellation of Shares – Meeting of the Board of Directors 02/22/2018	(14,424,206)	0	(14,424,206)	534
Result of delivery of treasury shares	0	(29,623,265)	(29,623,265)	899
Stock Split – ESM of 07/27/2018 – Approved on 10/31/2018	0	28,677,977	28,677,977	0
Treasury shares at 12/31/2018 (1)	0	83,614,426	83,614,426	(1,820)

Outstanding shares at 12/31/2018	4,958,290,359	4,762,230,563	9,720,520,922
Outstanding shares at 12/31/2017(2)	4,958,290,359	4,738,655,417	9,696,945,776

	12/31/2017
	Number			Amount
	Common	Preferred	Total
Residents in Brazil at 12/31/2016	5,003,025,466	1,657,445,596	6,660,471,062	65,534
Residents abroad at 12/31/2016	24,590,859	3,188,399,392	3,212,990,251	31,614

Shares of capital stock at 12/31/2016	5,027,616,325	4,845,844,988	9,873,461,313	97,148
(-) Cancellation of shares – Meeting of the Board of Directors 12/15/2017	(47,689,657)	—	(47,689,657)	—
Shares of capital stock at 12/31/2017	4,979,926,668	4,845,844,988	9,825,771,656	97,148

Residents in Brazil at 12/31/2017	4,948,610,259	1,674,437,011	6,623,047,270	65,482
Residents abroad at 12/31/2017	31,316,409	3,171,407,977	3,202,724,386	31,666
Treasury shares at 12/31/2016 (1)	4,611	104,406,693	104,411,304	(1,882)
Purchase of shares	69,321,355	56,974,350	126,295,705	(3,089)
(-) Cancellation of shares – Meeting of the Board of Directors 12/15/2017	(47,689,657)	—	(47,689,657)	1,178
Result of delivery of treasury shares	—	(54,191,472)	(54,191,472)	1,050
Treasury shares at 12/31/2017(1)	21,636,309	107,189,571	128,825,880	(2,743)

Outstanding shares at 12/31/2017 (2)	4,958,290,359	4,738,655,417	9,696,945,776
Outstanding shares at 12/31/2016 (2)	5,027,611,714	4,741,438,296	9,769,050,010

(1)	Own shares, purchased based on authorization of the Board of Directors, to be held in Treasury for subsequent cancellation of replacement in the market.
(2)	For better comparability, outstanding shares in the period of 12/31/2017 and 12/31/2016 were adjusted by the split approved on 10/31/2018.

Summary of Cost of Shares Purchased and Average Cost of Treasury Shares and Market Price

Cost of shares purchased in the period, as well the average cost of treasury shares and their market price (in Brazilian Reais per share):

Cost / market value	01/01 to 12/31/2018
	Common	Preferred
Minimum	0	37.45
Weighted average	0	38.95
Maximum	0	40.06

Treasury shares
Average cost	0	21.76
Market value at 12/31/2018	30.05	35.50

Cost / market value (*)	01/01 to 12/31/2017
	Common	Preferred
Minimum	24.70	22.32
Weighted average	24.70	24.16
Maximum	24.70	25.70

Treasury shares (*)
Average cost	24.70	20.60
Market value at 12/31/2017	25.12	28.38

(*)	For better comparability, information of the period 12/31/2017 was adjusted by the split approved on 10/31/2018.

Summary of Calculation of Dividends and Interest on Capital
l -	Calculation of dividends and interest on capital

	12/31/2018	12/31/2017	12/31/2016
Statutory net income	21,945	21,108	18,853
Adjustments:
(-) Legal reserve - 5%	(1,097)	(1,055)	(943)
Dividend calculation basis	20,848	20,053	17,910
Mandatory minimum dividend - 25%	5,212	5,013	4,478
Dividends and Interest on Capital Paid / Provided for / Identified (*)	22,437	17,558	10,000

(*)	On December 31, 2018, it includes extraordinary dividends, with balances of the Statutory Reserve.

Schedule of Stockholders' Compensation
ll -	Stockholders’ compensation

	12/31/2018
	Gross value per share (R$)	Gross	WHT	Net
Paid / prepaid		5,921	(122)	5,799
Dividends - 11 monthly installments from February to December 2018	0,0150	1,069	0	1,069
Dividends - paid on 08/30/2018	0,6240	4,041	0	4,041
Interest on capital - paid on 08/30/2018	0,1252	811	(122)	689

Provided for (Recorded in Other Liabilities)		248	(15)	233
Dividends - 1 monthly installment paid on 01/02/2019	0,0150	145	0	145
Interest on capital - credited on 12/27/2018 to be paid until 04/30/2019	0.0106	103	(15)	88

Identified in Revenue Reserve In Stockholders’ Equity	1.8001	17,498	(1,093)	16,405

Total from 01/01 to 12/31/2018		23,667	(1,230)	22,437

	12/31/2017
	Gross value per share (R$)	Gross	WHT	Net
Paid / prepaid		3,666	(389)	3,277
Dividends - 11 monthly installments from February to December 2017	0,0150	1,074	—	1,074
Interest on capital - paid on 08/25/2017	0,3990	2,592	(389)	2,203

Provided for (Recorded in Other Liabilities)		1,877	(140)	1,737
Dividends - 1 monthly installment paid on 01/02/2018	0,0150	98	—	98
Dividends provision	0.1304	843	—	843
Interest on capital, credited on 12/28/2017 to be paid until 04/30/2018	0.1445	936	(140)	796

Identified in Revenue Reserve In Stockholders’ Equity	2.1126	13,658	(1,114)	12,544

Total from 01/01 to 12/31/2017		19,201	(1,643)	17,558

	12/31/2016
	Gross value per share (R$)	Gross	WHT	Net
Paid / prepaid		3,355	(355)	3,000
Dividends - 11 monthly installments paid from February to December 2016	0,0150	987	—	987
Interest on capital - paid on 08/25/2016	0,3990	2,368	(355)	2,013

Provided for (Recorded in Other Liabilities)		3,169	(461)	2,708
Dividends - 1 monthly installment paid on 01/02/2017	0,0150	98	—	98
Interest on capital - credited on 12/30/2016 paid on 04/28/2017	0.4714	3,071	(461)	2,610

Identified in Revenue Reserve In Stockholders’ Equity	0.7754	5,050	(758)	4,292

Total from 01/01 to 12/31/2016		11,574	(1,574)	10,000

Summary of Appropriated Reserves
ll -	Appropriated reserves

	12/31/2018	12/31/2017	12/31/2016
Capital reserves	285	285	285
Premium on subscription of shares	284	284	284
Reserves from tax incentives, restatement of equity securities and other	1	1	1
Revenue reserves	13,195	12,214	3,158
Legal (1)	9,989	8,892	7,838
Statutory (2)	(2,775)	589	1,132
Corporate reorganizations (Note 2.4 a IV)	(11,517)	(10,925)	(10,862)
Special revenue reserves (3)	17,498	13,658	5,050

Total reserves at parent company	13,480	12,499	3,443

(1)	It purpose is to ensure the integrity of capital, compensate loss or increase capital.
(2)	Its main purpose is to ensure the remuneration flow to shareholders.
(3)	Refers to Dividends or Interest on Capital declared until 12/31/2018, 12/31/2017 and 12/31/2016.

Summary of Non-controlling Interests
d)	Non-controlling interests

	Stockholders’ equity		Net Income
	12/31/2018	12/31/2017	01/01 to 12/31/2018	01/01 to 12/31/2017
Itaú CorpBanca (Note 3)	11,645	11,144	539	(38)
Itaú CorpBanca Colômbia S.A. (Note 3)	1,268	1,203	(2)	(50)
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	364	297	105	70
Luizacred S.A. Soc. Cred. Financiamento Investimento	288	241	44	24
Other	119	93	46	26

Total	13,684	12,978	732	32